Debt financing and capital lease obligation (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt Obligations

The Company’s debt obligations are summarized below:

Type of Debt	2013	2014	Average Nominal Interest Rate as of December 31, 2014	Undrawn debt facilities	Maturity
Non-recourse term facilities	1,211,796	797,305	4.38%	—	2015-2025
Full recourse term facilities	802,853	1,973,891	3.92%	547,055	2015-2026
Securitization	627,985	588,457	4.89%	—	2020
ECA and EXIM backed facilities	594,606	725,113	2.50%	—	2015-2026
Warehouse facility	121,574	170,863	2.61%	379,137	2018
Lines of credit	71,853	198,006	3.05%	250,000	2015-2017
Loan interest accrued but not paid	12,082	11,552	N/A	—	N/A

	3,442,749	4,465,187		1,176,192

Capital lease obligation
Capital lease	93,651	82,906	4.07%	—	2015-2021
Capital lease interest accrued but not paid	392	355	N/A	—	N/A

	94,043	83,261		—

Balance at December 31	3,536,792	4,548,448		1,176,192

Schedule of Total Loans and Borrowings

Secured bank loans (repayable by instalment)	2013	2014
Opening balance at January 1	2,573,104	3,442,749
Principal advanced	2,208,965	2,368,037
Discount on securitization	(1,597)	235
Accrued and unpaid interest	2,023	(530)
Principal repaid	(1,339,746)	(1,345,304)

Closing balance at December 31	3,442,749	4,465,187

Capital lease obligation (repayable by instalment)	2013	2014
Opening balance at January 1	231,676	94,043
Principal advanced	—	—
Accrued and unpaid interest	(180)	(37)
Principal repaid	(137,453)	(10,745)

Closing balance at December 31	94,043	83,261

Total loans and borrowings	3,536,792	4,548,448

Schedule of Aggregate Principal and Interest Repayments Due for Debt Financing

The anticipated aggregate principal and interest repayments due for its debt financing for each of the fiscal years subsequent to December 31, 2014, are as follows:

	Principal	Interest	Total
2015	384,891	166,073	550,964
2016	569,378	146,445	715,823
2017	488,687	125,178	613,865
2018	570,170	107,792	677,962
2019	442,143	88,926	531,069
Thereafter	1,999,728	166,329	2,166,057

	4,454,997	800,743	5,255,740

Schedule of Aggregate Principal and Interest Repayments Due for Capital Lease Obligations

The anticipated aggregate principal and interest repayments due for its capital lease obligations for each of the fiscal years subsequent to December 31, 2014, are as follows:

	Principal	Interest	Total
2015	11,161	3,247	14,408
2016	11,585	2,787	14,372
2017	12,029	2,306	14,335
2018	12,510	1,785	14,295
2019	12,991	1,263	14,254
Thereafter	22,630	890	23,520

	82,906	12,278	95,184